Note 12 - Borrowings	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 12 - Borrowings

As of December 31, 2025, Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $269.3 million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were $0 and $47.9 million at December 31, 2025 and 2024, respectively. As of December 31, 2025, Quaint Oak Bank has $24.2 million in borrowing capacity with the Federal Reserve Bank of Philadelphia (FRB) under the discount window program. As of December 31, 2025 and December 31, 2024, Quaint Oak Bank had no outstanding advances with the FRB.

Short-term borrowings and the weighted interest rates consist of the following at December 31, 2025 and 2024 (dollars in thousands):

	FHLB Short-Term Borrowings At or For the Year Ended December 31,		FRB Short-Term Borrowings At or For the Year Ended December 31,
	2025	2024	2025	2024

Average balance outstanding	$16,793	$1,219	$-	$711
Maximum amount outstanding at any month-end during the period	60,000	45,000	-	7,000
Balance outstanding at end of period	-	45,000	-	-
Average interest rate during the period	4.53%	4.98%	-%	4.78%
Weighted average interest rate at end of period	-%	4.71%	-%	-%

Federal Home Loan Bank borrowings and the weighted interest rate consist of the following at December 31, 2025 and 2024 (in thousands):

	December 31, 2025	December 31, 2024
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2025	$-	-%	$47,855	4.50%